MANNING & NAPIER FUND, INC.

(the “Fund”)

Pro-Blend Conservative Term Series – Class I, L, R, S, W and Z

Pro-Blend Moderate Term Series – Class I, L, R, S, W and Z

Pro-Blend Extended Term Series – Class I, L, R, S, W and Z

Pro-Blend Maximum Term Series – Class I, L, R, S, W and Z

(together, the “Pro-Blend Series”)

Equity Series – Class S and W

Overseas Series – Class I, S, W and Z

(together with the Pro-Blend Series, the “Series”)

Supplement dated January 10, 2024 to:

  the Summary Prospectuses dated March 1, 2023 for the Series (the “Summary Prospectuses”), as supplemented on March 17, 2023; and
  the Prospectuses dated March 1, 2023 for the Series (the “Prospectuses”), as supplemented on March 17, 2023.

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and the Prospectuses, and should be read in conjunction with the Summary Prospectuses and the Prospectuses.

Effective January 31, 2024, the portfolio management teams of the Series will change as follows:

1.	Marc Tommasi will no longer serve as a member of the Series’ portfolio management teams.

2.	John Mitchell, CFA® will become a member of the Series’ portfolio management teams.

Accordingly, as of January 31, 2024, the Summary Prospectuses and the Prospectuses are hereby supplemented and revised as follows:

1.	The disclosure relating to Mr. Tommasi in the “Portfolio Managers” section of the Series’ Summary Prospectuses, and the corresponding section of the Series’ Prospectuses, is hereby deleted.

2.	The disclosure relating to Mr. Tommasi in the “Portfolio Managers” sub-section in the “Management” section of the Series’ Prospectuses is hereby deleted.

3.	The following disclosure is hereby added to the “Portfolio Managers” section of the Series’ Summary Prospectuses, and the corresponding section of the Series’ Prospectuses:

John Mitchell, CFA®

Managing Director, Services Group, has managed the Series since 2024.

4.	The following disclosure is hereby added to the “Portfolio Managers” sub-section in the “Management” section of the Series’ Prospectuses:

John Mitchell, CFA®, Managing Director, Services Group

Joined the Advisor in 2001. Managing Director, Services Group since 2016. Member of the Series’ Portfolio Management Team since 2024.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MN Supp 1.10.24